Property, plant and equipment - Right-of-use Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Recognition of right-of-use assets (note 4)	$ 12,774	$ 15,090
Property
Disclosure of quantitative information about right-of-use assets [line items]
Recognition of right-of-use assets (note 4)	12,537	14,921
Office equipment
Disclosure of quantitative information about right-of-use assets [line items]
Recognition of right-of-use assets (note 4)	121	67
Vehicle
Disclosure of quantitative information about right-of-use assets [line items]
Recognition of right-of-use assets (note 4)	$ 116	$ 102